UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHRODER INTERNATIONAL ALPHA FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

   Shares                                                              Value $
------------                                                        ------------
               COMMON STOCK -- 96.1%
               BRAZIL -- 3.9%
      31,392   Itau Unibanco Holding ADR                                 561,603
      37,679   Redecard                                                  561,194
      50,949   Vale ADR                                                1,005,223
                                                                    ------------
                                                                       2,128,020
               CANADA -- 3.4%
      13,105   Niko Resources                                            923,642
      28,056   Suncor Energy                                             907,671
                                                                    ------------
                                                                       1,831,313
               CHINA -- 7.3%
     185,200   Dongfang Electric Class H                                 906,941
   1,627,000   Industrial & Commercial Bank of China Class H           1,171,516
     115,000   Ping An Insurance Group of China Class H                1,020,969
   1,448,000   Want Want China Holdings                                  863,250
                                                                    ------------
                                                                       3,962,676
               FRANCE -- 8.6%
      37,727   AXA                                                       797,280
      11,746   BNP Paribas                                               856,157
      29,718   GDF Suez                                                1,135,149
      23,495   Groupe Danone                                           1,260,377
      13,760   Ipsen                                                     633,538
                                                                    ------------
                                                                       4,682,501
               GERMANY -- 10.0%
      14,623   Bayer                                                     897,280
      24,029   E.ON                                                      909,455
      10,339   Linde                                                     975,630
      26,197   SAP                                                     1,231,922
      46,539   ThyssenKrupp                                            1,432,480
                                                                     ------------
                                                                       5,446,767
               HONG KONG -- 9.1%
   2,022,000   Denway Motors                                           1,004,542
     115,600   Esprit Holdings                                           835,357
     374,000   Shangri-La Asia                                           596,508
      78,000   Sun Hung Kai Properties                                 1,186,683
     119,500   Swire Pacific Class A                                   1,342,342
                                                                    ------------
                                                                       4,965,432
               ISRAEL -- 1.9%
      19,630   Teva Pharmaceutical Industries ADR                      1,047,064
                                                                    ------------
               JAPAN -- 14.2%
      46,900   Honda Motor                                             1,511,784
         175   KDDI                                                      928,451
      59,000   Mitsubishi                                              1,178,503
     117,600   Nomura Holdings                                         1,030,336
     196,000   Sekisui Chemical                                        1,157,937
      15,300   Unicharm                                                1,238,618
      36,300   Ushio                                                     684,797
                                                                    ------------
                                                                       7,730,426
               LUXEMBOURG -- 2.2%
      33,154   ArcelorMittal                                           1,192,930
                                                                    ------------

   Shares                                                              Value $
------------                                                        ------------
               NETHERLANDS -- 2.1%
      40,755   Unilever                                                1,113,321
                                                                    ------------
               SINGAPORE -- 2.4%
      79,284   Jardine Strategic Holdings                              1,289,158
                                                                    ------------
               SOUTH AFRICA -- 2.0%
      65,399   MTN Group                                               1,080,836
                                                                    ------------
               SPAIN -- 3.4%
      59,080   Banco Bilbao Vizcaya Argentaria                           969,863
      39,541   Gamesa Tecnologica                                        855,337
                                                                    ------------
                                                                       1,825,200
               SWITZERLAND -- 7.4%
      28,201   Credit Suisse Group                                     1,333,349
      33,635   Nestle                                                  1,384,952
       8,211   Roche Holding                                           1,295,341
                                                                    ------------
                                                                       4,013,642
               UNITED KINGDOM -- 18.2%
      64,129   Admiral Group                                           1,024,423
      18,437   AstraZeneca                                               863,085
      75,518   BG Group                                                1,259,958
      30,403   Cairn Energy (1)                                        1,216,587
     127,691   HSBC Holdings                                           1,291,795
     161,262   Rexam                                                     635,600
     336,851   Sage Group                                              1,099,265
     146,142   Tesco                                                     896,958
     778,981   Vodafone Group                                          1,596,289
                                                                    ------------
                                                                       9,883,960
                                                                    ------------
               TOTAL COMMON STOCK
                  (Cost $46,230,522)                                  52,193,246
                                                                    ------------
               EQUITY-LINKED WARRANTS (2) (3) -- 1.8%
               INDIA -- 1.8%
     151,248   Shriram Transport Finance,
                  Expires 01/18/13
                  (Cost $1,028,361)                                      957,400
                                                                    ------------
               RIGHTS -- 0.1%
               UNITED KINGDOM -- 0.1%
      58,640   Rexam, Expires 08/18/09 (1)
                  (Cost $-- )                                             84,224
                                                                    ------------

SCHRODER INTERNATIONAL ALPHA FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

   Shares                                                              Value $
------------                                                        ------------
               SHORT-TERM INVESTMENT (4) -- 1.6%
     875,259   JPMorgan U.S. Government Money
                  Market Fund, 0.120%
                  (Cost $875,259)                                        875,259
                                                                    ------------
               TOTAL INVESTMENTS -- 99.6%
                  (Cost $48,134,142)*                                 54,110,129
                                                                    ------------

               OTHER ASSETS LESS LIABILITIES -- 0.4%                     223,876
                                                                    ------------
               NET ASSETS -- 100.0%                                 $ 54,334,005
                                                                    ============

* At July 31, 2009, the tax basis cost of the Fund's investments was $48,134,142, and the unrealized appreciation and depreciation were $8,403,332 and $(2,427,345), respectively.

(1)  Denotes non-income producing security.

(2)  Security is not readily marketable.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2009, the value of this security amounted to $957,400, representing 1.8% of the net assets of the Fund.

(4)  The rate shown represents the 7-day current yield as of July 31, 2009.

ADR -- American Depositary Receipt

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER U.S. OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

   Shares                                                              Value $
------------                                                        ------------
               COMMON STOCK -- 85.9%
               AUTO & TRANSPORTATION -- 2.0%
      38,100   BorgWarner                                              1,264,539
      39,500   Kansas City Southern (1)                                  802,245
      55,400   Thor Industries                                         1,324,614
                                                                    ------------
                                                                       3,391,398
               CONSUMER DISCRETIONARY -- 18.4%
     128,700   Ambassadors Group                                       1,993,563
      14,800   Arbitron                                                  240,944
      36,800   ATC Technology (1)                                        769,856
      19,200   Capella Education (1)                                   1,235,712
      79,300   Central Garden & Pet (1)                                  972,218
      72,900   Central Garden & Pet Class A (1)                          823,041
      44,900   Children's Place (1)                                    1,471,373
     160,300   Clear Channel Outdoor Holdings Class A (1)                920,122
     110,900   Geo Group (1)                                           1,993,982
      87,800   Healthcare Services Group                               1,639,226
      90,000   Home Inns & Hotels Management ADR (1)                   1,440,000
      66,900   IESI-BFC                                                  890,439
     128,800   Internap Network Services (1)                             391,552
      40,400   Lamar Advertising Class A (1)                             850,016
     148,800   LKQ (1)                                                 2,669,472
      33,300   Men's Wearhouse                                           719,613
      68,900   Pinnacle Entertainment (1)                                691,067
      53,100   Rent-A-Center (1)                                       1,102,356
     191,100   Scientific Games Class A (1)                            3,443,622
      60,300   Shuffle Master (1)                                        434,160
      65,900   Standard Parking (1)                                    1,113,051
     155,400   Waste Connections (1)                                   4,383,834
      16,100   Watson Wyatt Worldwide Class A                            601,174
                                                                    ------------
                                                                      30,790,393
               CONSUMER STAPLES -- 4.8%
      23,000   Boston Beer Class A (1)                                   717,370
      23,600   Diamond Foods                                             665,520
      30,300   Nash Finch                                                930,210
      71,500   NBTY (1)                                                2,588,300
      48,000   Sanderson Farms                                         1,952,640
      46,300   United Natural Foods (1)                                1,251,489
                                                                    ------------
                                                                       8,105,529
               FINANCIAL SERVICES -- 15.7%
      64,373   Argo Group International Holdings (1)                   2,162,933
      26,500   Bank of Hawaii                                          1,016,805
      23,100   Berkshire Hills Bancorp                                   528,066
     126,100   Brookline Bancorp                                       1,469,065
     281,000   Chimera Investment REIT                                 1,005,980
     138,420   CVB Financial                                           1,043,687
      14,000   Digital Realty Trust REIT                                 567,700
      65,700   Euronet Worldwide (1)                                   1,382,328
     100,300   Genpact (1)                                             1,406,206
      28,408   Health Care REIT                                        1,138,024
      51,000   Hilltop Holdings (1)                                      612,000
      54,200   Huron Consulting Group (1)                              2,403,770
      52,200   Investment Technology Group (1)                         1,166,670
      68,800   Investors REIT                                            640,528

   Shares                                                              Value $
------------                                                        ------------
      57,100   Lazard LP Class A                                       2,112,129
      62,600   National Retail Properties REIT                         1,233,846
      88,900   Online Resources (1)                                      587,629
      88,500   Reinsurance Group of America                            3,672,750
      23,900   Walter Investment Management REIT (1)                     321,455
      33,400   Westamerica Bancorporation                              1,745,484
                                                                    ------------
                                                                      26,217,055
               HEALTH CARE -- 12.2%
      36,700   AMERIGROUP (1)                                            905,756
      10,200   Amsurg (1)                                                210,324
      22,800   athenahealth (1)                                          842,232
     149,100   Bruker (1)                                              1,499,946
      39,500   Centene (1)                                               762,745
      41,100   Cepheid (1)                                               434,427
      42,100   Cooper                                                  1,155,224
       9,400   Dendreon (1)                                              227,574
      20,800   Haemonetics (1)                                         1,227,408
     100,200   Health Management Associates (1)                          604,206
      31,600   HMS Holdings (1)                                        1,213,440
      54,000   Luminex (1)                                               954,180
      14,100   Perrigo                                                   382,674
     168,600   PSS World Medical (1)                                   3,407,406
      55,100   Seattle Genetics (1)                                      663,955
     135,500   Skilled Healthcare Group Class A (1)                    1,119,230
      14,200   STERIS                                                    398,736
      81,300   Sun Healthcare Group (1)                                  791,049
      17,200   Techne                                                  1,097,704
      80,000   Vivus (1)                                                 592,800
      28,400   Volcano (1)                                               431,396
      42,300   West Pharmaceutical Services                            1,543,950
                                                                    ------------
                                                                      20,466,362
               MATERIALS & PROCESSING -- 6.1%
      22,200   Airgas                                                    989,676
      31,500   Apogee Enterprises                                        459,270
      95,900   Cabot                                                   1,754,970
      29,200   Clean Harbors (1)                                       1,523,364
      12,500   Intrepid Potash (1)                                       315,750
      37,600   Pan American Silver (1)                                   741,096
      16,900   Royal Gold                                                694,252
      10,700   Schnitzer Steel Industries Class A                        575,339
      70,800   ShawCor Class A                                         1,344,470
      50,700   Sonoco Products                                         1,342,536
      54,900   Wausau Paper                                              516,060
                                                                    ------------
                                                                      10,256,783
               OTHER ENERGY -- 4.5%
      22,800   Comstock Resources (1)                                    877,800
     141,142   Galleon Energy Class A (1)                                564,883
      59,500   Goodrich Petroleum (1)                                  1,526,175
     154,500   Key Energy Services (1)                                 1,072,230
     146,300   Petroquest Energy (1)                                     490,105
      23,000   Plains Exploration & Production (1)                       658,950
      96,000   St. Mary Land & Exploration                             2,291,520
                                                                    ------------
                                                                       7,481,663
               PRODUCER DURABLES -- 3.7%
      52,700   FEI (1)                                                 1,291,150
      17,400   HEICO                                                     642,582

SCHRODER U.S. OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

   Shares                                                              Value $
------------                                                        ------------
      57,450   IDEX                                                    1,567,236
      64,500   Rofin-Sinar Technologies (1)                            1,400,295
      41,700   Tutor Perini (1)                                          769,365
      23,500   Veeco Instruments (1)                                     442,740
                                                                    ------------
                                                                       6,113,368
               TECHNOLOGY -- 15.0%
     249,400   Anadigics (1)                                           1,032,516
     141,400   Ariba (1)                                               1,486,114
     107,800   Aspen Technology (1)                                    1,067,220
     171,400   Atmel (1)                                                 714,738
      58,700   CommVault Systems (1)                                   1,021,967
      80,100   comScore (1)                                            1,219,122
      30,000   F5 Networks (1)                                         1,113,600
     185,200   Gartner (1)                                             3,166,920
     126,700   Harmonic (1)                                              878,031
     108,400   Informatica (1)                                         1,993,476
      57,200   Intermec (1)                                              780,208
      24,100   Manhattan Associates (1)                                  445,850
      99,400   Netscout Systems (1)                                      989,030
     159,260   Parametric Technology (1)                               2,056,047
      71,500   PMC - Sierra (1)                                          654,225
      57,100   QLogic (1)                                                745,155
      17,200   Scansource (1)                                            490,716
      58,500   Semtech (1)                                             1,076,400
     143,300   SonicWALL (1)                                           1,087,647
      30,200   Standard Microsystems (1)                                 700,640
      41,300   Syniverse Holdings (1)                                    723,989
     107,000   Vishay Intertechnology (1)                                760,770
      52,900   Volterra Semiconductor (1)                                877,611
                                                                    ------------
                                                                      25,081,992
               UTILITIES -- 3.5%
      36,700   Cleco                                                     869,423
      70,200   NorthWestern                                            1,698,840
      73,000   Portland General Electric                               1,389,190
      31,900   UIL Holdings                                              778,360
      39,100   Unisource Energy                                        1,079,160
                                                                    ------------
                                                                       5,814,973
                                                                    ------------
               TOTAL COMMON STOCK
                  (Cost $128,968,085)                                143,719,516
                                                                    ------------
               INVESTMENT COMPANY -- 2.8%
      82,000   iShares Russell 2000 Index Fund
                  (Cost $4,147,820)                                    4,561,660
                                                                    ------------

   Shares                                                              Value $
------------                                                        ------------
               SHORT-TERM INVESTMENT (2) -- 10.4%
  17,437,785   JPMorgan U.S. Government Money
                  Market Fund, 0.120%
                  (Cost $17,437,785)                                  17,437,785
                                                                    ------------
               TOTAL INVESTMENTS -- 99.1%
                  (Cost $150,553,690)*                               165,718,961
                                                                    ------------
               OTHER ASSETS LESS LIABILITIES -- 0.9%                   1,572,099
                                                                    ------------
               NET ASSETS -- 100.0%                                 $167,291,060
                                                                    ============

* At July 31, 2009, the tax basis cost of the Fund's investments was $150,899,296, and the unrealized appreciation and depreciation were $23,714,866 and $(8,895,201), respectively.

(1)  Denotes non-income producing security.

(2)  The rate shown represents the 7-day current yield as of July 31, 2009.

ADR  -- American Depositary Receipt
LP   -- Limited Partnership
REIT -- Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments carried at value:

                                           LEVEL 1      LEVEL 2   LEVEL 3       TOTAL
                                        ------------   --------   -------   ------------
SCHRODER INTERNATIONAL ALPHA FUND
INVESTMENTS IN SECURITIES
   Common Stock                         $ 52,193,246   $     --     $--     $ 52,193,246
   Equity-Linked Warrants                         --    957,400      --          957,400
   Rights                                     84,224         --      --           84,224
   Short-Term Investment                     875,259         --      --          875,259
                                        ------------   --------     ---     ------------
      TOTAL INVESTMENTS IN SECURITIES   $ 53,152,729   $957,400     $--     $ 54,110,129
                                        ============   ========     ===     ============
SCHRODER U.S. OPPORTUNITIES FUND
INVESTMENTS IN SECURITIES
   Common Stock                         $143,719,516   $     --     $--     $143,719,516
   Investment Company                      4,561,660         --      --        4,561,660
   Short-Term Investment                  17,437,785         --      --       17,437,785
                                        ------------   --------     ---     ------------
      TOTAL INVESTMENTS IN SECURITIES   $165,718,961   $     --     $--     $165,718,961
                                        ============   ========     ===     ============

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from May 1, 2009 through July 31, 2009 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Schroder Capital Funds (Delaware)


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: September 28, 2009


By (Signature and Title)*               /s/ Alan M. Mandel
                                        ----------------------------------------
                                        Alan M. Mandel
                                        Treasurer and Chief Financial Officer

Date: September 28, 2009

* Print the name and title of each signing officer under his or her signature.